Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

	As of December 31, 2018 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment[1]	Net Carrying Amount
Operating rights for licensed games	$46,328	$(22,299)	$(11,806)	$12,223
Computer software	6,618	(6,415)	—	203
Developed technologies	8,319	(880)	(7,439)	—
Trademarks and domain names	15,577	(5,451)	(9,823)	303
Others	6,119	(2,251)	(2,693)	1,175

Total	$82,961	$(37,296)	$(31,761)	$13,904

	As of December 31, 2017 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$34,296	$(17,883)	$(10,925)	$5,488
Computer software	7,413	(6,585)	—	828
Developed technologies	18,688	(4,495)	(14,088)	105
Trademarks and domain names	20,151	(6,305)	(13,279)	567
Others	19,427	(12,170)	(5,785)	1,472

Total	$99,975	$(47,438)	$(44,077)	$8,460

[1]

The Group recognized $8.9 million and $3.4 million in losses for impairment of intangible assets of MoboTap in 2015 and 2017, respectively. The Group completed the sale of all of the equity interests in MoboTap in March 2018.

Intangible Assets, Future Amortization Expense

Amortization expense of intangible assets (in thousands)
2019	$6,350
2020	4,837
2021	1,916
2022	362
2023	290
Thereafter	149

Total expected amortization expense	$13,904